Borrowings - Loan from shareholder (Details) $ in Thousands, $ in Millions	12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2022 USD ($)
Borrowings
Proceeds from borrowings	$ 11,515		$ 1,838
Average
Borrowings
Interest rate	24.31%	24.31%	25.37%
Loan from shareholder
Borrowings
Proceeds from borrowings	$ 4,000	$ 5.9
Loan from shareholder | Average
Borrowings
Interest rate	6.47%	6.47%	5.05%